Share-Based Payments (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Common stock price				$ 0.55
Stock price			$ 0.73	$ 0.73
Warrants term	5 years		5 years
Number of option exercised			0	0
Stock based compensation expense	$ 731,035	$ 600,000	$ 2,329,280	$ 1,620,092
Warrants granted	2,634,500		2,634,500
Stock Plan
Stock price	$ 0.12
Reserved shares for issuance under the Plan	4,088,765		4,088,765
Grant term			10 years
Options issued and outstanding	1,124,410		1,124,410
Number of options available for grant	306,657		306,657
Stock based compensation expense				$ 265,589
Unrecognized compensation cost	$ 0		$ 0
GMA
Warrant Issued for consulting Services	1,362,922		1,362,922
Common stock price	$ 0.008		$ 0.007
Weighted average life of outstanding warrants			2 years 9 months
Exercise price	$ 0.008		$ 0.008
Warrant retired	1,362,922		1,362,922
Warrant pre-merger issued	2,725,844		2,725,844
Stock price	$ 0.18		$ 0.18
Warrants term	3 years		3 years
Employees And Consultants
Option granted	1,124,410		1,124,410